Unaudited Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Total revenue	$ 3,639,209	$ 4,831,567	$ 16,592,109	$ 16,675,393
Operating expenses
General and administrative expenses	2,446,438	2,873,343	11,421,352	9,476,287
Depreciation and amortization	275,392	367,197	1,308,619	1,252,539
Impairment expense			56,664
Gain on sale of business			(467,049)
Debt extinguishment loss		728,278
Total operating expenses	5,646,517	7,694,072	25,619,147	23,850,304
Loss from operations	(2,007,308)	(2,862,505)	(9,027,038)	(7,174,911)
Other income (expenses):
Interest income	8	2	53	21
Interest expense	(407,736)	(559,289)	(3,098,290)	(2,538,710)
Loss on debt extinguishment				(16,105)
Loss on debt modification		(728,278)	(2,134,218)	(927,054)
Beneficial conversion feature				(4,137,261)
Other income (expenses)			(4,768)	1,134
Total other expenses	(407,728)	(559,287)	(5,237,223)	(7,617,975)
Loss before income taxes	(2,415,036)	(3,421,792)	(14,264,261)	(14,792,886)
Benefit for income taxes
Net loss	$ (2,415,036)	$ (3,421,792)	(14,264,261)	(14,792,886)
Dividend on convertible series A preferred stock			(220,850)	(271,245)
Net loss attributable to class A and B common stockholders			$ (14,485,111)	$ (15,064,131)
Class A and B Common Shares
Net loss per Class A and B common shares:
Basic (in Dollars per share)	$ (0.43)	$ (0.88)	$ (2.61)	$ (3.5)
Diluted (in Dollars per share)	$ (0.43)	$ (0.88)	$ (2.61)	$ (3.5)
Weighted average shares outstanding per Class A and B common shares:
Basic (in Shares)	5,555,588	3,894,331	5,550,959	4,309,796
Diluted (in Shares)	5,555,588	3,894,331	5,550,959	4,309,796
Service Revenue
Total revenue	$ 2,741,029	$ 3,545,599	$ 12,188,526	$ 11,879,934
Product Revenue
Total revenue	898,180	1,285,968	4,403,583	4,795,459
Cost of Service Revenue
Operating expenses
Cost of product revenue (exclusive of depreciation and amortization, shown separately below)	2,139,278	2,709,147	9,736,282	9,700,963
Cost of Product Revenue
Operating expenses
Cost of product revenue (exclusive of depreciation and amortization, shown separately below)	$ 785,409	$ 1,016,107	$ 3,563,279	$ 3,420,515